OTHER ASSETS	12 Months Ended
Dec. 31, 2012
OTHER ASSETS
OTHER ASSETS

2.   OTHER ASSETS

(a)   Other current assets

	As at December 31,

	2012	2011

Federal, provincial and other sales taxes receivable	$36,400	$51,603

Prepaid expenses	36,119	25,540

Meadowbank insurance receivable	6,553	8,765

Prepaid royalty(i)	–	7,684

Employee loans receivable	1,800	5,567

Retirement compensation arrangement plan refundable tax receivable	4,044	–

Other	8,061	11,210

	$92,977	$110,369

  Note:

  (i)
  The prepaid royalty relates to the Pinos Altos mine in Mexico.

(b)   Available-for-sale securities

  In 2012, the Company received proceeds of $73.4 million (2011 – $9.4 million; 2010 – $36.6 million) and recognized a gain before income taxes of $9.7 million (2011 – $4.9 million; 2010 – $19.5 million) on the sale of certain available-for-sale securities.

  Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value and comprise the following:

	As at December 31,

	2012	2011

Available-for-sale securities in an unrealized gain position:

Cost (net of impairments)	$ 4,352	$127,344

Unrealized gains in accumulated other comprehensive loss	1,902	16,408

Estimated fair value	6,254	143,752

Available-for-sale securities in an unrealized loss position:

Cost (net of impairments)	48,047	1,717

Unrealized losses in accumulated other comprehensive loss	(9,582)	(58)

Estimated fair value	38,465	1,659

Total estimated fair value of available-for-sale securities	$44,719	$145,411

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. During the course of the year, certain available-for-sale securities fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. During the year ended December 31, 2012, the Company recorded a $12.7 million (2011 – $8.6 million) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired.

  At December 31, 2012, the fair value of available-for-sale securities in an unrealized loss position was $38.5 million (2011 – $1.7 million) with total unrealized losses in accumulated other comprehensive loss of $9.6 million (2011 – $0.1 million). Based on an evaluation of the severity and duration of the impairment of these available-for-sale securities (less than three months) and on the Company's intent to hold them for a period of time sufficient for a recovery of fair value, the Company does not consider these available-for-sale securities to be other-than-temporarily impaired as at December 31, 2012.

(c)   Other assets

	As at December 31,

	2012	2011

Deferred financing costs, less accumulated amortization of $8,888 (2011 – $5,809)	$15,836	$15,777

Long-term ore in stockpile(i)	32,711	64,392

Other	7,291	7,879

	$55,838	$88,048

  Note:

  (i)
  Due to the ore body structures at the Pinos Altos, Kittila and Meadowbank mines, a significant amount of drilling and blasting was undertaken early in their mine lives, resulting in long-term ore stockpiles. At December 31, 2012, long-term ore stockpiles were valued at $14.8 million (2011 – $7.1 million) at the Pinos Altos mine (including the Creston Mascota deposit at Pinos Altos), $7.7 million (2011 – $8.0 million) at the Kittila mine and $10.2 million (2011 – $49.3 million) at the Meadowbank mine.